Investment properties - Summary of increase (decrease) in fair value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property
Opening balance	₺ 245,206
Closing balance	222,623	₺ 245,206
Cost
Disclosure of detailed information about investment property
Opening balance	2,246,125	2,246,125
Closing balance	2,246,125	2,246,125
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about investment property
Opening balance	(2,000,919)	(1,977,083)
Depreciation and impairment charges during the year	(22,583)	(23,836)
Closing balance	₺ (2,023,502)	₺ (2,000,919)